Financial instruments disclosures - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 14,027	$ 10,381	$ 6,269
Investments in equity shares and funds	3,660	3,764
Net assets	58,169	51,903
Provisionally priced receivables	1,940	1,671
Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,027	10,381
Investments in equity shares and funds	113	75
Other investments, including loans and pooled funds	2,955	2,899
Trade and other financial receivables	3,794	3,286
Forward contracts and option contracts: designated as hedges	(118)	53
Forward contracts and option contracts, not designated as hedges	133	180
Derivatives related to net debt	111	248
Trade and other financial payables	(5,767)	(5,847)
Net assets	15,248	11,275
Not held at fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,829	3,970
Investments in equity shares and funds	0	0
Other investments, including loans and pooled funds	184	138
Trade and other financial receivables	1,670	1,479
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	(5,600)	(5,817)
Net assets	3,083	(230)
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	7,198	6,411
Investments in equity shares and funds	67	35
Other investments, including loans and pooled funds	2,531	2,563
Trade and other financial receivables	2	5
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	9,798	9,014
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans and pooled funds	0	0
Trade and other financial receivables	2,122	1,802
Forward contracts and option contracts: designated as hedges	0	7
Forward contracts and option contracts, not designated as hedges	54	69
Derivatives related to net debt	111	248
Trade and other financial payables	(167)	(30)
Net assets	2,120	2,096
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	46	40
Other investments, including loans and pooled funds	240	198
Trade and other financial receivables	0	0
Forward contracts and option contracts: designated as hedges	(118)	46
Forward contracts and option contracts, not designated as hedges	79	111
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	$ 247	$ 395